Leases - Summary of Right-of-use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
At January 1		$ 26,453
At December 31	$ 26,332
Impairment losses on right-of-use assets	352	438
Impairment reversals on right-of-use assets		11
Production
Disclosure of quantitative information about right-of-use assets [line items]
At January 1		5,811
At December 31	5,545
Manufacturing, supply and distribution
Disclosure of quantitative information about right-of-use assets [line items]
At January 1		14,433
At December 31	14,686
Other
Disclosure of quantitative information about right-of-use assets [line items]
At January 1		6,209
At December 31	6,101
Cost
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	47,230	44,233
Additions	4,031	7,241
Sales, retirements and other movements	(1,667)	(3,582)
Currency translation differences	674	(662)
At December 31	50,268	47,230
Cost | Production
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	13,565	12,597
Additions	886	1,669
Sales, retirements and other movements	(647)	(554)
Currency translation differences	127	(147)
At December 31	13,931	13,565
Cost | Manufacturing, supply and distribution
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	23,738	19,485
Additions	2,097	4,912
Sales, retirements and other movements	(1)	(565)
Currency translation differences	271	(94)
At December 31	26,105	23,738
Cost | Other
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	9,927	12,151
Additions	1,048	660
Sales, retirements and other movements	(1,019)	(2,463)
Currency translation differences	276	(421)
At December 31	10,232	9,927
Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(20,777)	(20,154)
Charge for the year	5,600	5,428
Sales, retirements and other movements	2,666	4,573
Currency translation differences	225	(232)
At December 31	(23,936)	(20,777)
Depreciation, depletion and amortisation, including impairments | Production
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(7,754)	(7,146)
Charge for the year	1,552	1,525
Sales, retirements and other movements	1,002	891
Currency translation differences	82	(26)
At December 31	(8,386)	(7,754)
Depreciation, depletion and amortisation, including impairments | Manufacturing, supply and distribution
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(9,305)	(8,049)
Charge for the year	2,915	2,837
Sales, retirements and other movements	850	1,552
Currency translation differences	49	(29)
At December 31	(11,419)	(9,305)
Depreciation, depletion and amortisation, including impairments | Other
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(3,718)	(4,959)
Charge for the year	1,133	1,066
Sales, retirements and other movements	814	2,130
Currency translation differences	94	(177)
At December 31	$ (4,131)	$ (3,718)